Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Financial assets	$ 173,735	$ 168,785
Mortgages
Disclosure of external credit grades [line items]
Financial assets	15,485	15,428
Mortgages | Credit risk
Disclosure of external credit grades [line items]
Financial assets	15,485	15,428
Mortgages | Credit risk | Insured
Disclosure of external credit grades [line items]
Financial assets	4,218	4,008
Mortgages | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,640	1,435
Mortgages | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	4,979	4,031
Mortgages | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	3,814	4,524
Mortgages | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	822	1,404
Mortgages | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	12	26
Loans
Disclosure of external credit grades [line items]
Financial assets	36,207	34,518
Loans | Credit risk
Disclosure of external credit grades [line items]
Financial assets	36,207	34,518
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	192	212
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	4,994	4,906
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	14,231	13,183
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	14,632	13,758
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	2,139	2,427
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	$ 19	$ 32